Deconsolidation	12 Months Ended
Dec. 31, 2025
Deconsolidation [Abstract]
Deconsolidation

Note 4 — Deconsolidation

Disposal of Fe-da Electronics and its subsidiaries

On April 6, 2023, the Company’s board approved the equity transfer agreement between VIYI and LIM TZEA, to transfer 100% equity interest of Fe-da Electronics Co., Ltd and its subsidiaries Wisdom Lab Inc., EXCEL Technology Co., Ltd. and recognized RMB 17,801,786 (USD 2,526,259) of loss from the transfer. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and gain on disposal was as follows:

	RMB	USD
Total current assets	3,583,579	505,962
Total other assets	115,270	16,275
Total assets	3,698,849	522,237
Total current liabilities	301,464	42,563
Total net assets	3,397,385	479,674
Total consideration	-	-
Total loss on disposal	17,801,786	2,526,259

Disposal of Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)

On May 20, 2024, the Company’s board of directors approved the equity transfer agreement between Hainan Weidong Technology Co., Ltd. (“Hainan Weidong”) and a related individual to transfer 100% equity interest of YY Online to the related individual with RMB 10 (USD 1.4). The disposal resulted in a gain from disposal of approximately RMB 1,416,187 (USD 197,010). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2024:

	RMB	USD
Total current assets	216,613	30,134
Total non-current assets	400,000	55,645
Total assets	616,613	85,779
Total liabilities	1,632,790	227,142
Total net assets	(1,016,177)	(141,363)
Total consideration	10	1
Total loss on disposal	1,416,187	197,010

Disposal of Khorgas Weidong Technology Co., Ltd. (“Khorgas Weidong”)

On October 21, 2024, the Company’s board of directors approved the disposal of Khorgas Weidong. The disposal resulted in a loss from disposal of approximately RMB 56,134,710 (USD 7,809,069). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Disposal of Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) and its subsidiary Beijing Yujie Scholarship Education Consulting Co., Ltd. (Beijing Yujie)

On May 31, 2025, the Company’s board of directors approved the equity transfer agreement between Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”) and an independent third party to transfer 100% equity interest of Kashi Duodian and Beijing Yujie to an independent third party with RMB 2,977,491. Prior to the disposal date, Kashi Duodian declared and paid a dividend of RMB 30,375,793 to the Company. As both entities were consolidated at the dividend payment date, this intercompany transaction was fully eliminated in consolidation and had no effect on consolidated equity or consolidated cash. The dividend reduced Kashi Duodian’s net assets at the disposal date and is reflected in the net assets derecognised below. A gain on disposal of RMB 12,296,928 (USD 1,711,520) was recognised in the consolidated statement of operations. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2025:

	RMB	USD
Total current assets	3,720,279	517,799
Total non-current assets	63,615,609	8,854,193
Total assets	67,335,888	9,371,922
Total liabilities	76,655,325	10,669,097
Total net assets	(9,319,437)	(1,297,105)
Total consideration	2,977,491	414,415
Total gain on disposal	12,296,928	1,711,520

Total dividends paid to holding	30,375,793	4,227,785